SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
30.	SUBSEQUENT EVENTS
(i)	Merger Transaction

On February 22, 2024, the Merger Transaction was consummated as disclosed in note 1(b).

(ii)	PIPE Investments

On February 15, 2024, the Group entered into a new PIPE investment agreement with an investor as disclosed in note 13.

(iii)	New grants of share options

From January 1, 2024 to March 31, 2024, the Company granted an aggregated number of 5,972,760 share options to employees pursuant to the 2022 Share Incentive Plan, at a weighted average exercise price of US$2.89 per share option.

(iv)	Loans to a related party

On March 11, 2024, the Company’s subsidiary and a related party, ultimately controlled by the Controlling Shareholder, entered into a loan agreement, agreeing the Company’s subsidiary will provide unsecured loans with total principal amount of GBP 275,000 (equivalent to US$354,000) with term of 5 years and annual interest rate of 6.95%.

(v)	Termination of pledge

The pledge of the land use right of US$32,653 included in the operating lease right-of-use assets and corporate buildings under construction of US$37,287 included in property, equipment and software as of December 31, 2023 was terminated in April 2024.